Cover Page	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	DOLLAR TREE, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	0-25464
Entity Tax Identification Number	26-2018846
Entity Central Index Key	0000935703
Amendment Flag	false
Current Fiscal Year End Date	--01-30
Entity Address, Address Line One	500 Volvo Parkway
Entity Address, City or Town	Chesapeake,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23320
City Area Code	757
Local Phone Number	321-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DLTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false